Income tax (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Major Components of Income Tax Expense
The major components of income tax expense are:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Consolidated Statement of Operations
Current income tax expense	$538	$504	$2,609
Deferred income tax expense (benefit)	398	121	139
Income tax expense (benefit)	$936	$625	$2,748

Reconciliation of Income Taxes Computed at the French Statutory Rate
A reconciliation of income taxes computed at the French statutory rate (25.00% for the year ended December 31, 2022 (26.50% and 28.00% for the years ended December 31, 2021 and 2020 respectively) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2020	2021	2022
	(in thousands)
Profit (loss) before income taxes	$(53,580)	$(19,638)	$(6,260)
At France’s statutory income tax rate of 28% in 2020, 26.5% in 2021 and 25% in 2022	(15,002)	(5,204)	(1,565)
Non-deductible share-based payment expense	836	1,361	1,369
Tax credits	(1,364)	(1,677)	(1,156)
Impact of the extinguishment of the convertible debts after amendment	398	—	119
Impact of debt reimbursement	—	1,372	—
Permanent differences and other	914	168	503
Withholding tax	—	—	2,250
Unrecognized benefit of tax losses carryforward	15,154	4,605	1,228
Income tax expense (income)	$936	$625	$2,748

Significant Components of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Equity			Consolidated Statement of Operations
	December 31,			December 31,			Year ended December 31,
	2020	2021	2022	2020	2021	2022	2020	2021	2022
	(in thousands)			(in thousands)			(in thousands)
Government loan	142	(135)	7	—	—	—	96	(277)	142
Intangible assets	(49)	(28)	(133)	—	—	—	(72)	21	(105)
Lease contracts	—	—	—	—	—	—	8	—	—
Cash flow hedge	2	(2)	(3)	—	—	—	5	(4)	(1)
Remeasurement of non-monetary accounts	728	(171)	(487)	—	—	—	831	(899)	(316)
Convertible debts and venture debt - liability	23	—	—	(809)	—	—	(1,069)	(23)	—
Other provisions and accruals	(248)	(490)	(495)	—	—	—	62	(242)	(4)
From subsidiaries	19	138	258	—	—	—	—	119	139
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)	(598)	826	1,111	—	—	—	537	1,426	284
Total	$19	$138	$258	(809)	$—	$—	$398	$121	$139
The changes in deferred tax assets and liabilities were as follows:

	2020	2021	2022
	(in thousands)
At January 1st	$429	$19	$138
Tax expense (income) during the year recognized in Profit or Loss	398	121	139
Tax expense (income) during the year recognized in equity	(809)	—	—
Effect of foreign exchange	1	(2)	(19)
At December 31st	$19	$138	$258